Other operating income and expense (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Gain from sale and leaseback	€ 4,300		€ 4,335
Government grant income			877	€ 617	€ 321
Reclassification of foreign currency translation reserve to profit or loss on deconsolidation of subsidiary		€ 1,475	1,475
Reimbursement of research and development costs			597	110
Reimbursement of transaction costs			70	63	68
Gains from foreign exchange transactions			2,634	1,812	849
Other			459	368	365
Total			10,447	2,970	1,603
Impairment on trade receivables increase (decrease)			135	46	75
Government grants for prior year expenses			277
Other operating expense
Impairment loss on trade receivables			252	120	120
Losses from foreign exchange transactions			2,339	460	2,545
Impairment loss on inventory					100
Other				38	34
Total			€ 2,591	€ 618	€ 2,799